Loss per Share - Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares (Parenthetical) (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Effect of dilutive potential shares	0	0	0
Potential dilutive shares excluded computation of earnings per share	331,761	344,472	349,870